Trade receivables (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable

	2024	2023

Trade receivables (Brazil)	2,605,012	2,525,845
Trade receivables (Colombia)	488,415	370,767
(-) Allowance for expected credit losses	(267,628)	(188,072)

Total	2,825,799	2,708,540

Current	2,769,757	2,667,057
Non-current	56,042	41,483

Disclosure of allowance for expected credit losses
Allowance for expected credit losses:

	2024	2023	2022

Opening balance as of June	(188,072)	(151,114)	(111,969)
Increase in allowance	(85,824)	(36,769)	(27,393)
Allowance for credit losses from acquisitions	(15,314)	(11,702)	(16,274)
Trade receivables write-off	25,510	9,500	3,492
Exchange rate translation adjustment	(3,928)	2,013	1,030

Ending balance (i)	(267,628)	(188,072)	(151,114)
(i)The credit risk of the Group is described in note 8.b.

Disclosure of aging analysis of trade receivables
The aging analysis of trade receivables is as follow:

	2024	2023

Not past due	1,576,604	2,089,543

Overdue
1 to 60 days	284,637	166,601
61 to 180 days	746,362	362,914
181 to 360 days	141,770	59,867
361 to 720 days	200,219	120,747
Over 720 days	143,835	96,940
Allowance for expected credit losses	(267,628)	(188,072)

	2,825,799	2,708,540